  PHOENIX INVESTMENT PARTNERS







                                                           JANUARY 31, 2000

             ABERDEEN

             SEMIANNUAL REPORT



                                                            PHOENIX-ABERDEEN
                                                            GLOBAL SMALL
                                                            CAP FUND

                                                            PHOENIX-ABERDEEN
                                                            NEW ASIA FUND








  [LOGO]  PHOENIX
          INVESTMENT PARTNERS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Aberdeen Series Fund for the six months ended January 31, 2000.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0) between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JANUARY 31, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-ABERDEEN GLOBAL SMALL CAP FUND

                        INVESTMENTS AT JANUARY 31, 2000
                                  (UNAUDITED)

                                                    SHARES      VALUE
                                                   --------  ------------
COMMON STOCKS--38.5%
UNITED STATES--38.5%
Amphenol Corp. Class A (Electrical
Equipment)(b)................................        4,500   $    305,437
BJ Services Co. (Oil & Gas (Drilling &
Equipment))(b)...............................        7,000        300,125
Bank United Corp. Class A (Savings & Loan
Companies)...................................        5,000        129,688

Black Box Corp. (Electrical Equipment)(b)....        7,000        413,875
Brooktrout, Inc. (Communications
Equipment)(b)................................       14,500        388,781
C-Cube Microsystems, Inc. (Communications
Equipment)(b)................................        1,500        104,719

Calpine Corp. (Power Producers
(Independent))(b)............................        8,000        585,000
Cell Pathways, Inc. (Health Care (Drugs-Major
Pharmaceuticals))(b).........................       19,000        565,250

Charter One Financial, Inc. (Savings & Loan
Companies)...................................        4,050         78,722

Claire's Stores, Inc. (Retail (Specialty))...        2,000         37,500
Computer Network Technology Corp. (Computers
(Hardware))(b)...............................       22,000        266,750

Crown Castle International Corp. (Services
(Commercial & Consumer))(b)..................       17,000        537,625

Cullen/Frost Bankers, Inc. (Banks
(Regional))..................................        9,000        223,875
Dallas Semiconductor Corp. (Electronics
(Semiconductors))............................        5,000        334,063

Dura Pharmaceuticals, Inc. (Health Care
(Generic and Other))(b)......................       25,000        387,500

Dycom Industries, Inc. (Engineering &
Construction)(b).............................       11,000        473,000
Enhance Financial Services Group, Inc.
(Insurance (Property-Casualty))..............        2,000         27,875

FortuneCity.Com, Inc. (Computers (Software &
Services))(b)................................        9,000         75,727

Fuller (H.B.) Co. (Chemicals (Specialty))....        3,100        201,500
Gadzoox Networks, Inc. (Computers
(Hardware))(b)...............................        6,000        228,000
Global Marine, Inc. (Oil & Gas (Drilling &
Equipment))(b)...............................        6,000        106,875

Health Care REIT, Inc. (REITS)...............        7,500        120,938
Horace Mann Educators Corp. (Insurance
(Property-Casualty)).........................        9,000        168,187
                                                    SHARES      VALUE
                                                   --------  ------------
UNITED STATES--CONTINUED

L-3 Communications Holdings, Inc.
(Communications Equipment)(b)................        8,000   $    322,000

LaSalle Hotel Properties (REITS).............       17,000        205,063
Littelfuse, Inc. (Electrical Equipment)(b)...        6,000        150,375
MasTec, Inc. (Engineering &
Construction)(b).............................       11,000        508,062
MedicaLogic, Inc. (Health Care (Specialized
Services))(b)................................        6,000        176,250

Medscape, Inc. (Services (Employment))(b)....        5,000         55,313
Men's Wearhouse, Inc. (The) (Retail
(Specialty-Apparel))(b)......................        6,000        143,250

Metris Companies, Inc. (Consumer Finance)....        1,600         58,600
Network Access Solutions Corp. (Electronics
(Component Distributors))(b).................       15,500        426,250

Owens Corning (Building Materials)...........        5,000         80,312
Plexus Corp. (Electrical Equipment)(b).......        3,300        153,450
Quanta Services, Inc. (Engineering &
Construction)(b).............................       11,000        360,250
R&B Falcon Corp. (Oil & Gas (Drilling &
Equipment))(b)...............................       20,000        253,750

RFS Hotel Investors, Inc. (REITS)............        7,000         80,063
Radian Group, Inc. (Insurance
(Property-Casualty)).........................        3,000        120,938
Santa Fe International Corp. (Oil & Gas
(Drilling & Equipment))......................       11,000        294,250

Shaw Group, Inc. (The) (Manufacturing
(Diversified))(b)............................       10,000        230,625
Summit Technology, Inc. (Health Care (Medical
Products & Supplies))(b).....................        8,000        104,000

Talbots, Inc. (The) (Retail
(Specialty-Apparel)).........................        1,500         53,156
Terex Corp. (Machinery (Diversified))(b).....        4,000         91,000
Tetra Tech, Inc. (Services (Facilities &
Environmental))(b)...........................       18,000        265,500

Texas Industries, Inc. (Construction (Cement
& Aggregates))...............................        4,000        146,250

Transocean Sedco Forex, Inc. (Oil & Gas
(Drilling & Equipment))......................        8,500        270,406

Trigon Healthcare, Inc. (Health Care (Managed
Care))(b)....................................        6,000        182,625
Valassis Communications, Inc. (Specialty
Printing)(b).................................        9,000        306,000
Vixel Corp. (Computers (Networking))(b)......        7,000        112,000

2                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                                                    SHARES      VALUE
                                                   --------  ------------
UNITED STATES--CONTINUED
Washington Federal, Inc. (Savings & Loan
Companies)...................................        3,000   $     50,250
-------------------------------------------------------------------------
TOTAL UNITED STATES
(IDENTIFIED COST $9,711,658)                                   11,261,000
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS--55.6%
AUSTRALIA--2.0%
BRL Hardy Ltd. (Beverages (Alcoholic)).......       75,000        342,005
Pacifica Group Ltd. (Auto Parts &
Equipment)...................................       75,000        236,773
                                                             ------------
                                                                  578,778
                                                             ------------
AUSTRIA--0.6%
VA Technologie AG (Engineering &
Construction)................................        2,800        188,203
BRAZIL--0.7%
CIA Paranaense de Energia Copel Sponsored ADR
(Electric Companies).........................       10,000         80,625

Tele Celular Sul Participacoes S.A. ADR
(Telecommunications (Cellular/Wireless)).....        3,500        122,938
                                                             ------------
                                                                  203,563
                                                             ------------
FINLAND--2.3%
Finnlines Oyj (Shipping).....................        7,000        222,583
Rapala Normark Corp. Oyj (Machinery
(Diversified))...............................       48,000        300,561
Teleste Corp. Oyj (Electronics (Component
Distributors))(b)............................        9,500        149,458
                                                             ------------
                                                                  672,602
                                                             ------------
FRANCE--4.2%
Altran Technologies SA (Engineering &
Construction)................................        3,000        575,292
Picogiga (Chemicals (Specialty))(b)..........        4,710        198,153
Sidel SA (Machinery (Diversified))...........        3,000        252,424
Societe Industrielle D'Aviations Latecoere SA
(Aerospace/Defense)..........................        2,310        216,741
                                                             ------------
                                                                1,242,610
                                                             ------------
GERMANY--2.9%
Apcoa Parking AG (Services (Employment)).....        3,000        186,383
Bewag Aktienge Sellschaft AG Class A
(Electric Companies).........................       11,040        112,335
Consors Discount Broker AG (Investment
Banking/ Brokerage)(b).......................        4,730        342,455

Fag Kugelfischer Georg Schafer AG (Metal
Fabricators).................................       16,000        157,325
LOESCH Umweltschutz AG (Services (Commercial
& Consumer))(b)..............................       11,568         44,253
                                                             ------------
                                                                  842,751
                                                             ------------
                                                    SHARES      VALUE
                                                   --------  ------------
HONG KONG--2.9%
Giordano International Ltd. (Retail
(Specialty-Apparel)).........................      751,000   $    849,426
INDIA--1.0%
ICICI Ltd. Sponsored ADR (Financial
(Diversified))(b)............................        1,740         27,731
ICICI Ltd. Sponsored ADR (Financial
(Diversified))(b)............................       15,000        255,000
                                                             ------------
                                                                  282,731
                                                             ------------
INDONESIA--0.9%
PT Sari Husada TBK (Foods)(b)................      205,333        105,160
PT Tigaraksa Satria TBK (Distributors (Food &
Health)).....................................      350,000        165,099
                                                             ------------
                                                                  270,259
                                                             ------------
IRELAND--0.6%
IFG Group PLC (Financial (Diversified))......      183,300        163,198
ISRAEL--0.4%
Gilat Satellite Networks Ltd. (Communications
Equipment)(b)................................        1,200        128,100
ITALY--1.1%
Banca di Roma SPA (Banks (Major Regional))...      123,000        133,579
Banca Popolare di Bergamo Credito Varesino
SCRL (Banks (Major Regional))................       10,130        196,239
                                                             ------------
                                                                  329,818
                                                             ------------
JAPAN--3.5%
FCC Co., Ltd. (Auto Parts & Equipment).......       35,000        523,161
Kawasumi Laboratories, Inc. (Health Care
(Medical Products & Supplies))...............       29,000        316,979

Shinmei Electric Co., Ltd. (Electrical
Equipment)...................................       13,200        186,208
                                                             ------------
                                                                1,026,348
                                                             ------------
MEXICO--1.3%
Coca-Cola Femsa SA Sponsored ADR (Beverages
(Non-Alcoholic)).............................       11,000        167,750

Corporacion Interamericana de Entretenimiento
SA Class B (Entertainment)(b)................       30,000        122,720

Nuevo Grupo Iusacell S.A. de C.V. Sponsored
ADR (Telecommunications
(Cellular/Wireless))(b)......................        6,000         90,750
                                                             ------------
                                                                  381,220
                                                             ------------
NETHERLANDS--2.2%
BE Semiconductor Industries NV (Equipment
(Semiconductor))(b)..........................       31,250        489,194

ICT Automatisering NV (Electronics (Component
Distributors))...............................        4,050        162,461
                                                             ------------
                                                                  651,655
                                                             ------------

                       See Notes to Financial Statements                       3

Phoenix-Aberdeen Global Small Cap Fund

                                                    SHARES      VALUE
                                                   --------  ------------
NORWAY--2.7%
NetCom ASA (Telephone)(b)....................        6,480   $    312,668
Petroleum Geo Services ASA (Oil & Gas
(Drilling & Equipment))(b)...................       17,800        269,070

Tomra Systems ASA (Machinery
(Diversified))...............................       15,680        201,944
                                                             ------------
                                                                  783,682
                                                             ------------
PORTUGAL--0.7%
BPI-SGPS S.A. - Registered Shares (Investment
Banking/Brokerage)...........................       50,010        193,270
SINGAPORE--1.5%
Industrial & Commercial Bank Ltd. (Banks
(Major Regional))............................       78,000        189,921

Robinson & Co., Ltd. (Retail (Department
Stores)).....................................       80,000        235,254
                                                             ------------
                                                                  425,175
                                                             ------------
SPAIN--3.3%
Adolfo Dominguez (Textiles (Home
Furnishings))(b).............................        5,814         56,428
Befesa Medio Ambiente SA (Services
(Commercial & Consumer))(b)..................       10,865         98,861

Catalana Occidente SA (Insurance
(Property-Casualty)).........................       10,510        149,101
NH Hoteles SA (Lodging-Hotels)(b)............       30,485        305,121
Red Electrica de Espana (Electric
Companies)...................................       20,000        112,515
Superdiplo SA (Retail (Specialty))(b)........       12,700        192,720
Terra Networks SA (Computers
(Networking))(b).............................          500         42,560
                                                             ------------
                                                                  957,306
                                                             ------------
SRI LANKA--0.4%
John Keells Holdings Ltd. (Beverages
(Alcoholic)).................................       60,000        131,466
SWEDEN--3.8%
A-Com AB (Broadcasting (Television, Radio &
Cable))(b)...................................       11,100        298,543

Artimplant AB Class B (Health Care (Medical
Products & Supplies))(b).....................       32,000        285,675
Haldex AB (Machinery (Diversified))..........       18,000        204,704
Ortivus AB Class B (Health Care (Medical
Products & Supplies))(b).....................       47,300        317,370
                                                             ------------
                                                                1,106,292
                                                             ------------
TAIWAN--0.4%
Standard Foods Taiwan Ltd. (Foods)(b)........       28,390        117,109
UNITED KINGDOM--16.2%
                                                    SHARES      VALUE
                                                   --------  ------------
UNITED KINGDOM--CONTINUED
Access Plus PLC (Services (Commercial &
Consumer))...................................       85,000   $    447,774

Charles Stanley Group PLC (Investment
Banking/ Brokerage)..........................      105,500      1,081,608

Gresham Computing PLC (Electronics (Component
Distributors))(b)............................      371,500        412,483

ILP Group PLC (Containers (Metal &
Glass))(b)...................................      260,000        113,787
Independent Energy Holdings PLC ADR (Electric
Companies)(b)................................        3,200        144,600

Rolfe & Nolan PLC (Services (Data
Processing)).................................      100,000        996,855
Singer & Friedlander Group PLC (Financial
(Diversified))...............................      140,000        506,046

Teather & Greenwood Holdings PLC (Financial
(Diversified))...............................       19,000        239,448

Wilmington Group PLC (Publishing)............      108,000        781,632
                                                             ------------
                                                                4,724,233
                                                             ------------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,121,668)                                  16,249,795
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.1%
(IDENTIFIED COST $23,833,326)                                  27,510,795
-------------------------------------------------------------------------

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)
                                          ---------  -----
SHORT-TERM OBLIGATIONS--4.5%
COMMERCIAL PAPER--4.5%
Emerson Electric Co. 5.80%, 2/1/00......    A-1+     $275         275,000
Enterprise Funding Corp. 5.85%,
2/4/00..................................    A-1+      420         419,795
General Electric Capital Corp. 5.57%,
2/4/00..................................    A-1+      600         599,721
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,294,516)                                    1,294,516
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $25,127,842)                                  28,805,311(a)
Cash and receivables, less liabilities--1.4%                      421,334
                                                            -------------
NET ASSETS--100.0%                                          $  29,226,645
                                                            =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,923,333 and gross depreciation of $3,308,043 for federal income tax purposes. At January 31, 2000, the aggregate cost of securities for federal income tax purpose was $25,190,021.
(b)  Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     0.8%
Auto Parts & Equipment..................     2.8
Banks (Major Regional)..................     1.9
Banks (Regional)........................     0.8
Beverages (Alcoholic)...................     1.7
Beverages (Non-Alcoholic)...............     0.6
Broadcasting (Television, Radio &
  Cable)................................     1.1
Building Materials......................     0.3
Chemicals (Specialty)...................     1.5
Communications Equipment................     3.4
Computers (Hardware)....................     1.8
Computers (Networking)..................     0.6
Computers (Software & Services).........     0.3
Construction (Cement & Aggregates)......     0.5
Consumer Finance........................     0.2
Containers (Metal & Glass)..............     0.4
Distributors (Food & Health)............     0.6
Electric Companies......................     1.6
Electrical Equipment....................     4.4
Electronics (Component Distributors)....     4.2
Electronics (Semiconductors)............     1.2
Engineering & Construction..............     7.7
Entertainment...........................     0.5
Equipment (Semiconductor)...............     1.8
Financial (Diversified).................     4.3
Foods...................................     0.8
Health Care (Drugs-Major
  Pharmaceuticals)......................     2.1
Health Care (Generic And Other).........     1.4
Health Care (Managed Care)..............     0.7%
Health Care (Medical Products &
  Supplies).............................     3.7
Health Care (Specialized Services)......     0.6
Insurance (Property-Casualty)...........     1.7
Investment Banking/Brokerage............     5.9
Lodging-Hotels..........................     1.1
Machinery (Diversified).................     3.8
Manufacturing (Diversified).............     0.8
Metal Fabricators.......................     0.6
Oil & Gas (Drilling & Equipment)........     5.4
Power Producers (Independent)...........     2.1
Publishing..............................     2.8
REITS...................................     1.5
Retail (Department Stores)..............     0.9
Retail (Specialty)......................     0.8
Retail (Specialty-Apparel)..............     3.8
Savings & Loan Companies................     0.9
Services (Commercial & Consumer)........     4.1
Services (Data Processing)..............     3.6
Services (Employment)...................     0.9
Services (Facilities & Environmental)...     1.0
Shipping................................     0.8
Specialty Printing......................     1.1
Telecommunications
  (Cellular/Wireless)...................     0.8
Telephone...............................     1.1
Textiles (Home Furnishings).............     0.2
                                          ------
                                           100.0%
                                          ======

Phoenix-Aberdeen Global Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $25,127,842)                                    $ 28,805,311
Cash                                                                      2,170
Foreign currency at value
  (Identified cost $494,862)                                            494,862
Receivables
  Investment securities sold                                            628,422
  Fund shares sold                                                       29,500
  Dividends and interest                                                  7,575
  Tax reclaim                                                             3,411
Prepaid expenses                                                            412
                                                                   ------------
    Total assets                                                     29,971,663
                                                                   ------------
LIABILITIES
Payables
  Investment securities purchased                                       607,151
  Investment advisory fee                                                28,519
  Transfer agent fee                                                     14,125
  Distribution fee                                                       12,839
  Trustees' fee                                                           8,634
  Financial agent fee                                                     6,342
  Administration fee                                                      3,700
Accrued expenses                                                         63,708
                                                                   ------------
    Total liabilities                                                   745,018
                                                                   ------------
NET ASSETS                                                         $ 29,226,645
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 23,675,722
Undistributed net investment loss                                      (233,073)
Accumulated net realized gain                                         2,106,749
Net unrealized appreciation                                           3,677,247
                                                                   ------------
NET ASSETS                                                         $ 29,226,645
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,689,735)                    1,471,523
Net asset value per share                                                $12.70
Offering price per share $12.70/(1-4.75%)                                $13.33

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,536,910)                      849,112
Net asset value and offering price per share                             $12.41

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  107,439
Interest                                                                 19,203
Foreign taxes withheld                                                   (3,368)
                                                                     ----------
    Total investment income                                             123,274
                                                                     ----------

EXPENSES
Investment advisory fee                                                 107,519
Distribution fee, Class A                                                20,069
Distribution fee, Class B                                                46,216
Financial agent fee                                                      31,062
Administration fee                                                       18,974
Transfer agent                                                           36,152
Custodian                                                                24,369
Professional                                                             14,882
Registration                                                             11,347
Printing                                                                 10,920
Trustees                                                                  9,202
Miscellaneous                                                             8,458
                                                                     ----------
    Total expenses                                                      339,170
    Less expenses borne by investment adviser                           (38,878)
                                                                     ----------
    Net expenses                                                        300,292
                                                                     ----------
NET INVESTMENT LOSS                                                    (177,018)
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       3,105,525
Net realized loss on foreign currency transactions                       (4,242)
Net change in unrealized appreciation (depreciation) on investments   3,423,085
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                                (89)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               6,524,279
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,347,261
                                                                     ==========

                       See Notes to Financial Statements
6

Phoenix-Aberdeen Global Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            1/31/00      Year Ended
                                          (Unaudited)      7/31/99
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $  (177,018)   $  (199,318)
  Net realized gain (loss)                  3,101,283       (940,765)
  Net change in unrealized appreciation
    (depreciation)                          3,422,996      1,799,015
                                          -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               6,347,261        658,932
                                          -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                      --       (435,832)
  Net realized gains, Class B                      --       (289,554)
  In excess of net realized gains, Class
    A                                              --       (595,185)
  In excess of net realized gains, Class
    B                                              --       (395,424)
                                          -----------    -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  --     (1,715,995)
                                          -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (407,923
    and 543,132 shares, respectively)       4,268,082      5,038,303
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 119,451 shares, respectively)           --        992,705
  Cost of shares repurchased (405,179
    and 953,295 shares, respectively)      (4,274,124)    (8,709,664)
                                          -----------    -----------
Total                                          (6,042)    (2,678,656)
                                          -----------    -----------
CLASS B
  Proceeds from sales of shares (78,606
    and 83,960 shares, respectively)          816,762        738,926
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 75,170 shares, respectively)            --        615,640
  Cost of shares repurchased (117,590
    and 483,883 shares, respectively)      (1,230,331)    (4,224,626)
                                          -----------    -----------
Total                                        (413,569)    (2,870,060)
                                          -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       (419,611)    (5,548,716)
                                          -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS     5,927,650     (6,605,779)
NET ASSETS
  Beginning of period                      23,298,995     29,904,774
                                          -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($233,073) AND
    ($56,055), RESPECTIVELY]              $29,226,645    $23,298,995
                                          ===========    ===========

                       See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                            -----------------------------------------------------
                                            SIX MONTHS                                   FROM
                                              ENDED          YEAR ENDED JULY 31,       INCEPTION
                                             1/31/00         ---------------------     9/4/96 TO
                                            (UNAUDITED)       1999         1998         7/31/97
Net asset value, beginning of period           $  9.96       $ 10.11      $ 11.08        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                (0.06)        (0.04)       (0.07)         (0.03)
  Net realized and unrealized gain
    (loss)                                        2.80          0.52         0.14           1.11
                                               -------       -------      -------        -------
      TOTAL FROM INVESTMENT OPERATIONS            2.74          0.48         0.07           1.08
                                               -------       -------      -------        -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                 --         (0.27)       (0.89)            --
  In excess of net realized gains                   --         (0.36)          --             --
  In excess of net investment income                --            --        (0.15)            --
                                               -------       -------      -------        -------
      TOTAL DISTRIBUTIONS                           --         (0.63)       (1.04)            --
                                               -------       -------      -------        -------
Change in net asset value                         2.74         (0.15)       (0.97)          1.08
                                               -------       -------      -------        -------
NET ASSET VALUE, END OF PERIOD                 $ 12.70       $  9.96      $ 10.11        $ 11.08
                                               =======       =======      =======        =======
Total return(1)                                  27.51 %(3)     5.99 %       1.86 %        10.80 %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $18,690       $14,626      $17,781        $23,874
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                           2.10 %(2)     2.10 %       2.10 %         2.10 %(2)
  Net investment income (loss)                   (1.13)%(2)    (0.50)%      (0.65)%        (0.32)%(2)
Portfolio turnover                                  47 %(3)       81 %        212 %          162 %(3)


                                                                   CLASS B
                                            -----------------------------------------------------
                                            SIX MONTHS                                   FROM
                                              ENDED          YEAR ENDED JULY 31,       INCEPTION
                                             1/31/00         ---------------------     9/4/96 TO
                                            (UNAUDITED)       1999         1998         7/31/97
Net asset value, beginning of period           $  9.77       $ 10.00      $ 11.00        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                (0.10)        (0.11)       (0.14)         (0.10)
  Net realized and unrealized gain
    (loss)                                        2.74          0.51         0.14           1.10
                                               -------       -------      -------        -------
      TOTAL FROM INVESTMENT OPERATIONS            2.64          0.40           --           1.00
                                               -------       -------      -------        -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                 --         (0.27)       (0.89)            --
  In excess of net realized gains                   --         (0.36)          --             --
  In excess of net investment income                --            --        (0.11)            --
                                               -------       -------      -------        -------
      TOTAL DISTRIBUTIONS                           --         (0.63)       (1.00)            --
                                               -------       -------      -------        -------
Change in net asset value                         2.64         (0.23)       (1.00)          1.00
                                               -------       -------      -------        -------
NET ASSET VALUE, END OF PERIOD                 $ 12.41       $  9.77      $ 10.00        $ 11.00
                                               =======       =======      =======        =======
Total return(1)                                  27.02 %(3)     5.22 %       1.12 %        10.00 %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $10,537        $8,673      $12,123        $17,658
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                           2.85 %(2)     2.85 %       2.85 %         2.85 %(2)
  Net investment income (loss)                   (1.87 )%(2)   (1.26)%      (1.40)%        (1.07)%(2)
Portfolio turnover                                  47 %(3)       81 %        212 %          162 %(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.36%, 2.37% and 2.61% for the periods ended January 31, 2000 and July 31, 1999, 1998 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.16%, 3.11%, 3.12% and 3.36% for the periods ended January 31, 2000 and July 31, 1999, 1998 and 1997, respectively.

                       See Notes to Financial Statements
8

PHOENIX-ABERDEEN NEW ASIA FUND

                        INVESTMENTS AT JANUARY 31, 2000
                                  (UNAUDITED)


                                                SHARES        VALUE
                                              ----------  -------------
FOREIGN COMMON STOCKS--96.8%

AUSTRALIA--13.3%
Australian Gas Light Co., Ltd. (Natural
Gas)....................................          55,000  $     319,205
BRL Hardy Ltd. (Beverages
(Alcoholic))............................         100,000        456,007
Broken Hill Proprietary Co., Ltd.
(Manufacturing (Diversified))...........          12,000        143,460
Commonwealth Bank of Australia (Banks
(Major Regional)).......................          13,000        216,396

Leighton Holdings Ltd. (Engineering &
Construction)...........................          70,000        251,346

Pacifica Group Ltd. (Auto Parts &
Equipment)..............................          70,000        220,988
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................          68,000        307,049
                                                          -------------
                                                              1,914,451
                                                          -------------

HONG KONG--19.5%
CDL Hotels International Ltd.
(Lodging-Hotels)........................         850,000        234,888
Cheung Kong (Holdings) Ltd. (Financial
(Diversified))..........................          26,000        328,329

Giordano International Ltd. (Retail
(Specialty-Apparel))....................         550,000        622,083

HSBC Holdings PLC (Financial
(Diversified))..........................          35,200        417,361
Johnson Electric Holdings Ltd.
(Manufacturing (Diversified))...........          40,000        256,545

Li & Fung Ltd. (Distributors (Food &
Health))................................         120,000        385,589
Pacific Century Insurance Holdings Ltd.
(Insurance (Property-Casualty))(b)......         400,000        196,650
Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........         500,000        359,883
                                                          -------------
                                                              2,801,328
                                                          -------------

INDIA--11.0%
BSES Ltd. GDR (Electric Companies)......          32,000        552,000
Gas Authority of India Ltd. GDR (Oil &
Gas (Refining & Marketing))(b)..........          15,000        119,250

                                                SHARES        VALUE
                                              ----------  -------------
INDIA--CONTINUED

ICICI Ltd. Sponsored ADR (Financial
(Diversified))(b).......................          23,000  $     391,000

Mahanagar Telephone Nigam Ltd. Sponsored
GDR (Telecommunications (Long
Distance))..............................          20,000        287,500

Videsh Sanchar Nigam, Ltd.
(Telephone).............................           8,000        228,000
                                                          -------------
                                                              1,577,750
                                                          -------------

INDONESIA--3.8%
PT Indosat (Telecommunications (Long
Distance))..............................         300,000        553,925

MALAYSIA--7.9%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic)).................          75,000        262,505

Malaysian Oxygen Berhad (Chemicals
(Specialty))............................          95,000        285,005
Public Bank Berhad (Banks (Major
Regional))..............................         250,000        328,953
Sime UEP Properties Berhad (Financial
(Diversified))..........................         200,000        263,163
                                                          -------------
                                                              1,139,626
                                                          -------------

NEW ZEALAND--1.9%
Telecom Corporation of New Zealand Ltd.
(Telephone).............................          65,000        270,381

PHILIPPINES--5.6%
Ayala Land, Inc. (Financial
(Diversified))..........................       1,300,000        310,984
Bank of The Philippine Islands (Banks
(Major Regional)).......................         115,000        282,191

La Tondena Distillers, Inc. (Beverages
(Alcoholic))............................         300,000        210,857
                                                          -------------
                                                                804,032
                                                          -------------

SINGAPORE--9.1%
Clipsal Industries (Holdings) Ltd.
(Electrical Equipment)..................         150,000        127,037

Robinson & Co., Ltd. (Retail (Department
Stores))................................         110,000        323,474
Singapore Airlines Ltd. (Airlines)......          36,000        376,877
United Overseas Bank Ltd. (Banks (Major
Regional))..............................          64,920        477,272
                                                          -------------
                                                              1,304,660
                                                          -------------

                       See Notes to Financial Statements                       9

Phoenix-Aberdeen New Asia Fund

                                                SHARES        VALUE
                                              ----------  -------------
SOUTH KOREA--11.7%
H&CB (Banks (Major Regional))(b)........          11,550  $     333,608
Kookmin Bank (Banks (Major
Regional))(b)...........................          16,996        305,589
Korea Telecom Corp. (Telephone)(b)......           3,500        392,535
Pohang Iron & Steel Co., Ltd. (Iron &
Steel)(b)...............................           4,000        519,310
Seoul City Gas Co., Ltd. (Natural
Gas)(b).................................           7,500        128,175
                                                          -------------
                                                              1,679,217
                                                          -------------

SRI LANKA--2.1%
John Keells Holdings Ltd. (Beverages
(Alcoholic))............................          75,000        164,332
National Development Bank Ltd. (Banks
(Major Regional)).......................         100,000        141,052
                                                          -------------
                                                                305,384
                                                          -------------

TAIWAN--1.7%
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................          58,494        241,286

THAILAND--7.7%
BEC World Public Co., Ltd.
(Entertainment).........................          37,500        302,291
Hana Microelectronics Public Co., Ltd.
(Electronics (Component
Distributors))(b).......................          65,000        416,401

Phatra Insurance Public Co., Ltd.
Foreign (Insurance
(Property-Casualty))....................          73,700        131,804
Ruam Pattana Fund II (Financial
(Diversified))(b).......................       1,500,000        256,247
                                                          -------------
                                                              1,106,743
                                                          -------------

UNITED KINGDOM--1.5%
Rowe Evans Investments Group PLC
(Agricultural Products).................         200,000        218,822
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,763,878)                                13,917,605
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.8%
(IDENTIFIED COST $13,763,878)                                13,917,605
-----------------------------------------------------------------------

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)       VALUE
                                          ------------  ------  -------------
SHORT-TERM OBLIGATIONS--4.6%

COMMERCIAL PAPER--4.6%
Asset Securitization Corp. 5.83%,
2/1/00..................................      A-1+       $355   $     355,000
General Electric Capital Corp. 5.57%,
2/4/00..................................      A-1+        300         299,861
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $654,861)                                            654,861
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $14,418,739)                                      14,572,466(a)
Cash and receivables, less liabilities--(1.4%)                       (198,234)
                                                                -------------
NET ASSETS--100.0%                                              $  14,374,232
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,900,678 and gross depreciation of $2,892,353 for federal income tax purposes. At January 31, 2000, the aggregate cost of securities for federal income tax purposes was $14,564,141.
(b)  Non-income producing.

10
                       See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Agricultural Products...................     1.5%
Airlines................................     2.7
Auto Parts & Equipment..................     1.6
Banks (Major Regional)..................    15.0
Beverages (Alcoholic)...................     7.9
Chemicals (Specialty)...................     2.0
Distributors (Food & Health)............     2.8
Electric Companies......................     4.0
Electrical Equipment....................     0.9
Electronics (Component Distributors)....     3.0
Engineering & Construction..............     1.8
Entertainment...........................     2.2
Financial (Diversified).................    14.1
Foods...................................     1.7
Insurance (Property-Casualty)...........     4.6
Iron & Steel............................     3.7
Lodging-Hotels..........................     1.7
Manufacturing (Diversified).............     5.5
Natural Gas.............................     3.2
Oil & Gas (Refining & Marketing)........     0.9
Retail (Department Stores)..............     2.3
Retail (Specialty-Apparel)..............     4.5
Telecommunications (Long Distance)......     6.0
Telephone...............................     6.4
                                          ------
                                           100.0%
                                          ======

Phoenix-Aberdeen New Asia Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $14,418,739)                               $  14,572,466
Receivables
  Fund shares sold                                                  115,829
  Receivable from adviser                                            10,731
  Dividends and interest                                                721
Prepaid expenses                                                        150
                                                              -------------
    Total assets                                                 14,699,897
                                                              -------------
LIABILITIES
Payables
  Custodian                                                          19,896
  Investment securities purchased                                   187,069
  Fund shares redeemed                                               52,515
  Trustees' fee                                                       8,634
  Transfer agent fee                                                  8,240
  Distribution fee                                                    5,632
  Financial agent fee                                                 5,080
  Administration fee                                                  1,882
Accrued expenses                                                     36,717
                                                              -------------
    Total liabilities                                               325,665
                                                              -------------
NET ASSETS                                                    $  14,374,232
                                                              =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  16,645,286
Undistributed net investment loss                                   (31,691)
Accumulated net realized loss                                    (2,393,081)
Net unrealized appreciation                                         153,718
                                                              -------------
NET ASSETS                                                    $  14,374,232
                                                              =============

CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,623,460)                1,152,820
Net asset value per share                                             $9.22
Offering price per share $9.22/(1-4.75%)                              $9.68

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,750,772)                   413,606
Net asset value and offering price per share                          $9.07

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  168,723
Interest                                                                 11,597
Foreign taxes withheld                                                   (7,324)
                                                                     ----------
    Total investment income                                             172,996
                                                                     ----------

EXPENSES
Investment advisory fee                                                  57,447
Distribution fee, Class A                                                12,396
Distribution fee, Class B                                                17,999
Financial agent fee                                                      26,107
Administration fee                                                       10,138
Transfer agent                                                           27,504
Custodian                                                                18,012
Professional                                                             10,867
Registration                                                              9,629
Trustees                                                                  9,202
Printing                                                                  8,902
Miscellaneous                                                             4,432
                                                                     ----------
    Total expenses                                                      212,635
    Less expenses borne by investment adviser                           (57,232)
                                                                     ----------
    Net expenses                                                        155,403
                                                                     ----------
NET INVESTMENT INCOME                                                    17,593
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       1,032,249
Net realized loss on foreign currency transactions                       (4,339)
Net change in unrealized appreciation (depreciation) on investments     597,830
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                             (2,483)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               1,623,257
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $1,640,850
                                                                     ==========

                       See Notes to Financial Statements
12

Phoenix-Aberdeen New Asia Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            1/31/00      Year Ended
                                          (Unaudited)      7/31/99
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $    17,593    $    81,072
  Net realized gain (loss)                  1,027,910       (617,377)
  Net change in unrealized appreciation
    (depreciation)                            595,347      4,773,146
                                          -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,640,850      4,236,841
                                          -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                   --         (7,556)
  Net investment income, Class B                   --         (1,990)
  In excess of net investment income,
    Class A                                        --        (65,904)
  In excess of net investment income,
    Class B                                        --        (17,358)
                                          -----------    -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  --        (92,808)
                                          -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,377,067 and 1,223,989 shares,
    respectively)                          11,388,914      8,368,949
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 11,699 shares, respectively)            --         71,364
  Cost of shares repurchased (1,326,651
    and 1,299,843 shares, respectively)   (11,074,442)    (8,708,720)
                                          -----------    -----------
Total                                         314,472       (268,407)
                                          -----------    -----------
CLASS B
  Proceeds from sales of shares (37,794
    and 81,037 shares, respectively)          313,921        538,924
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 2,871 shares, respectively)             --         17,372
  Cost of shares repurchased (52,460 and
    165,810 shares, respectively)            (443,473)      (991,898)
                                          -----------    -----------
Total                                        (129,552)      (435,602)
                                          -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                        184,920       (704,009)
                                          -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS     1,825,770      3,440,024
NET ASSETS
  Beginning of period                      12,548,462      9,108,438
                                          -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($31,691) AND
    ($49,284), RESPECTIVELY]              $14,374,232    $12,548,462
                                          ===========    ===========

                       See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                             ------------------------------------------------------
                                             SIX MONTHS                                    FROM
                                               ENDED           YEAR ENDED JULY 31,       INCEPTION
                                              1/31/00          --------------------      9/4/96 TO
                                             (UNAUDITED)        1999         1998         7/31/97
Net asset value, beginning of period            $  8.23        $ 5.45       $10.44         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                  0.02          0.07         0.06            0.09(7)
  Net realized and unrealized gain
    (loss)                                         0.97          2.78        (4.75)           0.41
                                                -------        ------       ------         -------
      TOTAL FROM INVESTMENT OPERATIONS             0.99          2.85        (4.69)           0.50
                                                -------        ------       ------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income               --         (0.01)       (0.10)          (0.06)
  In excess of net investment income                 --         (0.06)       (0.20)             --
                                                -------        ------       ------         -------
      TOTAL DISTRIBUTIONS                            --         (0.07)       (0.30)          (0.06)
                                                -------        ------       ------         -------
Change in net asset value                          0.99          2.78        (4.99)           0.44
                                                -------        ------       ------         -------
NET ASSET VALUE, END OF PERIOD                  $  9.22        $ 8.23       $ 5.45         $ 10.44
                                                =======        ======       ======         =======
Total return(1)                                   12.03%(3)     52.94%      (45.29)%          4.98%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $10,623        $9,068       $6,352         $13,355
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                            2.10%(2)      2.10%        2.10 %          2.10%(2)
  Net investment income                            0.47%(2)      1.03%        0.89 %          0.95%(2)
Portfolio turnover                                   33%(3)        38%          44 %             9%(3)

                                                                    CLASS B
                                             ------------------------------------------------------
                                             SIX MONTHS                                    FROM
                                               ENDED           YEAR ENDED JULY 31,       INCEPTION
                                              1/31/00          --------------------      9/4/96 TO
                                             (UNAUDITED)        1999         1998         7/31/97
Net asset value, beginning of period            $  8.13        $ 5.40       $10.39         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                 (0.01)         0.02         0.01            0.01(7)
  Net realized and unrealized gain
    (loss)                                         0.95          2.75        (4.73)           0.43
                                                -------        ------       ------         -------
      TOTAL FROM INVESTMENT OPERATIONS             0.94          2.77        (4.72)           0.44
                                                -------        ------       ------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income               --            --        (0.09)          (0.05)
  In excess of net investment income                 --         (0.04)       (0.18)             --
                                                -------        ------       ------         -------
      TOTAL DISTRIBUTIONS                            --         (0.04)       (0.27)          (0.05)
                                                -------        ------       ------         -------
Change in net asset value                          0.94          2.73        (4.99)           0.39
                                                -------        ------       ------         -------
NET ASSET VALUE, END OF PERIOD                  $  9.07        $ 8.13       $ 5.40         $ 10.39
                                                =======        ======       ======         =======
Total return(1)                                   11.56 %(3)    51.68%      (45.83)%          4.37%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,751        $3,481       $2,756          $6,416
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                            2.85 %(2)     2.85%        2.85 %          2.85%(2)
  Net investment income                           (0.33)%(2)     0.30%        0.18 %          0.06%(2)
Portfolio turnover                                   33 %(3)       38%          44 %             9%(3)

(1)  Maximum sales charges are not reflected in the total calculation.
(2)  Annualized
(3)  Not annualized
(4)  Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.95%, 3.20%, 3.52% and 3.76% for the periods ended January 31, 2000 and July 31, 1999, 1998 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.69%, 3.95%, 4.27% and 4.51% for the periods ended January 31, 2000 and July 31, 1999, 1998 and 1997, respectively.
(7) 1997 distributions were made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements
14

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Aberdeen Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series. Each Series has distinct investment objectives.

  The Global Small Cap Fund seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies. The New Asia Fund seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan.

  Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, Passive Foreign Investment Companies, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED) (CONTINUED)

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Trust. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC (previously known as Aberdeen Trust
PLC).

  PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each Series. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average aggregate daily net assets of each Series from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Series for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Series so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the Global Small Cap Series and 0.40% of the average net assets of the New Asia Series allocated to Aberdeen by the Adviser for management.

  The Adviser has agreed to reimburse the Global Small Cap Series and the New Asia Series to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Series.

  Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained net selling commissions of $2,522 for Class A shares and deferred sales charges of $21,866 for Class B shares for the six months ended January 31, 2000. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series. The Distributor has advised the Trust that of the total amount expensed for the six months ended January 31, 2000, $66,613 was retained by the Distributor, $25,365 was paid out to unaffiliated participants and $4,702 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent to the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimums and waivers may apply. As Administrator for the Trust, Phoenix Investment Partners Ltd., an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series for administrative services.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 2000, transfer agent fees were $63,656 of which PEPCO retained $3,984 which is net of fees paid to State Street.

  At January 31, 2000, PHL and its affiliates held Trust shares which aggregated the following:

                                                                Aggregate
                                                                Net Asset
                                                     Shares       Value
                                                    ---------  ------------
Global Small Cap Fund, Class A....................    588,481   $7,473,709
New Asia Fund, Class A............................    309,003    2,849,008

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended January 31, 2000 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                                     Purchases         Sales
                                                    -------------   -------------
Global Small Cap Fund.............................  $ 11,627,536    $ 13,723,177
New Asia Fund.....................................     4,267,245       4,392,653

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 2000.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  At July 31, 1999, the Global Small Cap Fund had a capital loss carryover of $725,764 expiring in 2007, and the New Asia Fund had a capital loss carryover of $100,079, expiring in 2006 and $3,177,949 expiring in 2007. These may be used to offset future capital gains.

This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ABERDEEN SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis F. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
Christian C. Bertelsen, Vice President
Robert S. Driessen, Vice President
Michael A. Kearney, Vice President
Julie L. Sapia, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix-Aberdeen International Advisors, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM

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      PXP 189 (3/00)